FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906


September 27, 2007

FILED VIA EDGAR (CIK #0000876441)
Securities and Exchange Commission
100 Fifth Street, N.E.
Washington, D.C.  20549

      Re:   FRANKLIN TEMPLETON INTERNATIONAL TRUST (Registrant)
            File Nos. 033-41340 and 811-06336

Ladies and Gentlemen:

On behalf of the Registrant, submitted herewith via the EDGAR system, please find Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended, (1933 Act), and the Investment Company Act of 1940, as amended.

The filing has been made in order to register shares of a new series of the Trust for public sale under the 1933 Act. The new series is called the Franklin India Fund. The Fund will offer three classes of shares. The Fund will have an investment goal of long term capital appreciation. The Fund will pursue its investment goal by investing most of its assets in equity securities of companies based in India or in companies that divide a significant portion of their revenue or profits from the Indian economy. This filing includes a Prospectus and Statement of Additional Information for the Fund and is newly drafted.

We believe that the Fund's operations do not raise novel or complex issues of law or policy.

Pursuant to Rule 485(a)(2), under the 1933 Act, the Amendment will become effective on December 13, 2007, which is at least seventy-five days after the filing. Please direct any comments or questions regarding this filing to the undersigned at (650)312-2018 or the address shown above.


Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST


/S/STEVEN J. GRAY
-----------------
Steven J. Gray
Senior Associate General Counsel